Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over benefit obligation	$ (231)	$ (513)	$ (1,369)
Effect of asset limitation and minimum funding requirement	(2)	(39)	(60)
Net asset (liability) at end of year	(233)	(552)	(1,429)
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	400	418	408
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	7,868	8,424	8,731
Fair value of assets	8,037	8,329	7,770
Excess (deficit) of fair value of assets over benefit obligation	169	(95)	(961)
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over benefit obligation	(1,134)	(1,392)	(1,398)
Net asset (liability) at end of year	(1,134)	(1,392)	(1,398)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	1,101	1,324	1,310
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	273	334	372
Fair value of assets	240	266	284
Excess (deficit) of fair value of assets over benefit obligation	$ (33)	$ (68)	$ (88)